Preferred Stock	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Preferred Stock

NOTE 18 - PREFERRED STOCK

On September 27, 2011, as part of the Small Business Lending Fund (“SBLF”), the Company entered into a Small Business Lending Fund Securities Purchase Agreement (“SBLF Purchase Agreement”) with the United States Department of the Treasury (“Treasury”). Under the SBLF Purchase Agreement, the Company issued 10,000 shares of preferred stock series A to the Treasury. The preferred stock series A shares qualify as Tier 1 capital and will pay quarterly dividends. The initial dividend is 3.96%. As of December 31, 2014, the dividend rate was 1%. The dividend rate can fluctuate between 1% and 5% during the next four quarters based on the growth in qualified small business loans. As of December 31, 2014 and 2013, the Company had dividends in arrears of $25 and $25, respectively.